Share-Based Compensation Plan	12 Months Ended
Dec. 31, 2025
Share-Based Compensation Plan [Abstract]
Share-based compensation plan

Note 19. Share-based compensation plan

On November 27, 2020, the Company Stock Option Plan (“CSOP’’) was approved at the extraordinary general shareholders’ meeting of Keiretsu and approved on June 30, 2021, at the extraordinary general shareholders’ meeting of Nuvini as part of the merger. The Company issues equity settled share-based payments to executives of the Group and advisors. The Group measures the cost of transactions settled with shares to its employees, based on the fair value of the equity instruments on the date of their grant.

Share option plan

As of December 31, 2025, 2024, and 2023, the Company had 61,467, 142,004, and 163,137 options outstanding, respectively. Generally, upon completion of the first year of employment, one-third of options will vest, and the remainder will vest monthly over the next three years. If the options remain unexercised after a period of five years after the date of grant, the options expire. Upon consumption of the business combination, all unvested shares were subject to a 50% acceleration and 50% of the unvested awards granted under the historical stock option plan to employees automatically vest, with the remainder being forfeited. The total expense recognized as of December 31, 2025, 2024, and 2023, resulting from share-based option awards was R$0.1 million, R$0.9 million, and R$6.3 million, respectively, in general and administrative expenses in the statement of loss.

The fair value of each share option award was estimated at the time of grant for each option using the Black-Scholes option pricing model. The Company did not grant any options during the years ended December 31, 2025 and 2024. The key assumptions used for options granted during the years ended December 31, 2023 were as follows:

2023
Exercise price	R$23.20
Fair value of common share	R$27.00 - R$32.60
Volatility	54.9% - 58.4%
Risk-free interest rate	10.63% - 12.52%
Dividend yield	0%
Expected option life	5 - 7 years

Expected volatility was determined using historical and implied stock price volatility from guideline companies, adjusted for size and leverage. No options were granted during the years ended December 31, 2025 and 2024.

The number and weighted average exercise price of share options were as follows:

	2025		2024		2023
	Weighted Average Exercise Price (R$)	Number of Options	Weighted Average Exercise Price (R$)	Number of Options	Weighted Average Exercise Price (R$)	Number of Options
Outstanding at January 1	23.20	142,004	23.20	194,979	19.10	1,340,198
Granted	23.20	-	23.20	-	23.20	-
Forfeited/canceled	23.20	(80,536)	23.20	(52,913)	23.20	-
Exercised	23.20	-	23.20	(62)
Conversion of stock option subject to conversion ratio(i)	-	-	-	-		194,979
Outstanding at December 31	23.20	61,468	23.20	142,004	23.20	194,979
Exercisable at the end of the year	23.20	61,468	23.20	136,578	23.20	163,137

As of December 31, 2023, there were 1,121,326 options exercisable of Nuvini Holdings Limited, which converted into 163,137 options of Nvni Group Limited. No options had been exercised or had expired and the options outstanding had a weighted average remaining contractual life of 3.56 years. During the transfer of outstanding shares from Nuvini Holdings Limited to Nvni Group Limited, a conversion ratio(i) of 0.145485724 was applied to the issuance of ordinary shares by Nvni Group Limited. This conversion ratio was derived from the Company’s valuation on the date of issuance, amounting to $240.2 million, divided by the fully diluted share count of 16,507,916, resulting in a per-share value of $14.54857238. This value was then divided by the pre-IPO share price of $100.00 to determine the final conversion ratio.

Equity Incentive Plan

Following the completion of the business combination, which occurred after the special meeting of stockholders on September 28, 2023, and the subsequent finalization of the combination, the Nuvini board of directors adopted and shareholders approved, an equity incentive plan in which eligible participants may include members of Nuvini management, Nuvini employees, certain members of the Nuvini Board and consultants of Nuvini and its subsidiaries. Beneficiaries under the equity incentive plan will be granted equity awards pursuant to the terms and conditions of the equity incentive plan and any applicable award agreement. The final eligibility of any beneficiary to participate in, and the terms and conditions of, the applicable equity awards will be determined by the Nuvini Board. Pursuant to the Business Combination Agreement, the equity incentive plan has initially reserved a total of 114,365 Ordinary Shares.